Note 23 - Subsequent Events	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
23.	Subsequent Events

On
December 4, 2020,
GRC completed a private placement of
1,325,000
common shares (the "Private Placement Shares") to
third
parties for gross proceeds of
$3,703,660
(
US$2,848,750
).

On
February 16, 2021,
the Company announced the launch of GRC's proposed IPO. The completion of the offering is subject to customary conditions and there can be no
assurance that it will be completed as contemplated or at all.